Valuation Allowances - Deferred Tax Asset Valuation Allowances (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets, Valuation Allowance [Roll Forward]
Beginning Balance		$ 141.6	$ 128.1	$ 35.3
(Decrease) in valuation allowance for tax provision for continuing operations	$ (51.4)	(51.4)	0.0	0.0
Increase in valuation allowance for tax provision for continuing operations		5.9	7.6	77.7
Additions from purchase accounting		0.0	5.9	14.9
Other		0.0	0.0	0.2
Ending Balance	$ 96.1	$ 96.1	$ 141.6	$ 128.1